Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	975,000,000	975,000,000	975,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	372,337,169	363,043,769	16,095,929
Common stock, shares outstanding	372,337,169	363,043,769	16,095,929
Treasury stock, shares		0	216,667
Series B Convertible Preferred Stock [Member]
Preferred stock, shares issued	0	25,877	0
Preferred stock, shares outstanding	0	25,877	0
Preferred stock, liquidation preference per share	$ 0.001	$ 0.001	$ 0.001
Series C-1 Convertible Preferred Stock [Member]
Preferred stock, shares issued	29,414	50,004	0
Preferred stock, shares outstanding	29,414	50,004	0
Preferred stock, liquidation preference per share	$ 0.001	$ 0.001	$ 0.001